Fair Value of Financial Assets and Liability (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Fair Value of Financial Assets and Liability
Carrying amount of cash and cash equivalents and short term investments	$ 136,453	$ 148,082	$ 148,082	$ 10,537
Fair value of financial assets and liability
Marketable Securities:	93,286	113,846
Corporate Debt Securities
Fair value of financial assets and liability
Marketable Securities:	78,323	96,901
Government Funds
Fair value of financial assets and liability
Marketable Securities:	14,963	16,945
Level 1 | Money Market Funds and Government Funds in Aggregate
Fair value of financial assets and liability
Fair value of assets	51,742	34,698
Recurring | Estimated fair value
Fair value of financial assets and liability
Fair value of assets	137,054	146,703		7,984
Recurring | Corporate Debt Securities | Estimated fair value
Fair value of financial assets and liability
Marketable Securities:	78,323	96,901
Recurring | Money Market Funds | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:	36,779	17,753
Recurring | Government Funds | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:	6,989	15,104
Marketable Securities:	14,963	16,945
Recurring | Level 1 | Estimated fair value
Fair value of financial assets and liability
Fair value of assets	51,742	34,698		$ 7,984
Recurring | Level 1 | Money Market Funds | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:	36,779	17,753
Recurring | Level 1 | Government Funds | Estimated fair value
Fair value of financial assets and liability
Marketable Securities:	14,963	16,945
Recurring | Level 2 | Estimated fair value
Fair value of financial assets and liability
Fair value of assets	85,312	112,005
Recurring | Level 2 | Corporate Debt Securities | Estimated fair value
Fair value of financial assets and liability
Marketable Securities:	78,323	96,901
Recurring | Level 2 | Government Funds | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:	$ 6,989	$ 15,104